Audit Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's Remuneration [Line Items]
Audit fees	$ 2,633	$ 2,657	$ 1,979
Audit-related fees	705	597	330
Total	3,338	$ 3,254	$ 2,309
EY Accountants B.V.
Auditor's Remuneration [Line Items]
Audit fees	973
Audit-related fees	$ 677